Cash Distributions and Earnings per Unit	6 Months Ended
Jun. 30, 2018
CASH DISTRIBUTIONS AND EARNINGS PER UNIT [Abstract]
Cash Distributions and Earnings Per Unit

NOTE 16 – CASH DISTRIBUTIONS AND EARNINGS PER UNIT

Navios Partners intends to make distributions to the holders of common units on a quarterly basis, to the extent and as may be declared by the Board and to the extent it has sufficient cash on hand to pay the distribution after the Company establishes cash reserves and pays fees and expenses. There is no guarantee that Navios Partners will pay a quarterly distribution on the common units in any quarter. On February 3, 2016, Navios Partners announced that its Board of Directors decided to suspend the quarterly cash distributions to its unitholders, including the distribution for the quarter ended December 31, 2015. In March 2018, the board determined to reinstate a distribution and any continued distribution will be at the discretion of our Board of Directors, taking into consideration the terms of its partnership agreement. The Company is prohibited from making any distributions to unitholders if it would cause an event of default, or an event of default exists, under its existing credit facilities.

There is incentive distribution rights held by the General Partner, which are analyzed as follows:

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	General Partner
Minimum Quarterly Distribution	up to $0.35	98%	2%
First Target Distribution	up to $0.4025	98%	2%
Second Target Distribution	above $0.4025 up to $0.4375	85%	15%
Third Target Distribution	above $0.4375 up to $0.525	75%	25%
Thereafter	above $0.525	50%	50%

The first 98% of the quarterly distribution is paid to all common units holders. The incentive distributions rights (held by the General Partner) apply only after a minimum quarterly distribution of $0.4025.

In April 2018, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended March 31, 2018 of $0.02 per unit. The distribution was paid on May 14, 2018 to all unitholders of record of common and general partner units on May 10, 2018. The aggregate amount of the declared distribution was $3,420.

In July 2018, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended June 30, 2018 of $0.02 per unit. The distribution is payable on August 10, 2018 to all unitholders of record as of August 7, 2018. The aggregate amount of the declared distribution is anticipated to be $3,420.

Navios Partners calculates earnings per unit by allocating reported net income for each period to each class of units based on the distribution waterfall for available cash specified in Navios Partners’ partnership agreement, net of the unallocated earnings (or losses). Basic earnings/(losses) per unit is determined by dividing net income/(loss) attributable to Navios Partners common unitholders by the weighted average number of common units outstanding during the period. Diluted earnings per unit is calculated in the same manner as basic earnings per unit, except that the weighted average number of outstanding units increased to include the dilutive effect of outstanding unit options or phantom units. Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units and general partner units on a 98%-2% basis. There were no options or phantom units outstanding during the six month periods ended June 30, 2018 and 2017.

The calculations of the basic and diluted earnings per unit are presented below.

	Three Month Period Ended	Six Month Period Ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
Net (loss)/ income	$(29,533)	$4,090	$(24,055)	$(1,563)
(Loss)/ Earnings attributable to:
Common unit holders	(28,942)	4,009	(23,574)	(1,532)
Weighted average units outstanding (basic and diluted)
Common unit holders	164,866,385	145,396,276	159,675,656	119,013,847
(Loss)/ Earnings per unit (basic and diluted):
Common unit holders	$(0.18)	$0.03	$(0.15)	$(0.01)
Earnings per unit — distributed (basic and diluted):
Common unit holders	$0.02	$—	$0.04	$—
(Loss)/ Earnings per unit — undistributed (basic and diluted):
Common unit holders	$(0.20)	$0.03	$(0.19)	$(0.01)

Potential common units of 1,353,335 and 2,040,000 relating to unvested restricted common units for each of the three and six month periods ended June 30, 2018 and 2017, respectively, have an anti-dilutive effect (i.e. those that increase income per unit or decrease loss per unit) and are therefore excluded from the calculation of diluted earnings per unit.